Cost Method Investment	12 Months Ended
Dec. 31, 2021
Cost Method Investment [Abstract]
COST METHOD INVESTMENT

NOTE 6 – COST METHOD INVESTMENT

At December 31, 2021 and 2020, cost method investment amounted to $3,293,756 and $3,218,440, respectively. The investment represents the Company’s subsidiary, Pingtan Fishing’s minority interest in Fujian Pingtan Rural-Commercial Bank Joint-Stock Co., Ltd. (“Pingtan Rural-Commercial Bank’’), a private financial institution. Pingtan Fishing completed its registration as a shareholder on October 17, 2012 and paid RMB21 million (approximately US$3.0 million) for of the common stock of Pingtan Rural-Commercial Bank. Pingtan Fishing has15,113,250 shares and which accounts for a 4.8% investment in the total equity investment of the bank as of December 31, 2021 and 2020.

In accordance with ASC Topic 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company monitors its investment in the non-marketable security and will recognize, if ever existing, a loss in value which is deemed to be other than temporary. The Company determined that there was no impairment on this investment as of December 31, 2021 and 2020.